Vanguard® Institutional Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (9.2%)
	Meta Platforms Inc. Class A	13,478,387	7,768,403
	Alphabet Inc. Class A	35,899,677	5,551,526
	Alphabet Inc. Class C	29,097,563	4,545,912
*	Netflix Inc.	2,632,784	2,455,150
	AT&T Inc.	44,180,301	1,249,419
	Verizon Communications Inc.	25,909,935	1,175,275
	Walt Disney Co.	11,126,960	1,098,231
	Comcast Corp. Class A	23,214,515	856,616
	T-Mobile US Inc.	2,951,426	787,175
*	Charter Communications Inc. Class A	594,143	218,959
	Electronic Arts Inc.	1,459,691	210,954
*	Take-Two Interactive Software Inc.	1,010,276	209,380
*	Warner Bros Discovery Inc.	13,741,425	147,445
*	Live Nation Entertainment Inc.	965,514	126,077
	Omnicom Group Inc.	1,210,018	100,323
	News Corp. Class A	3,005,532	81,810
	Fox Corp. Class A	1,334,452	75,530
	TKO Group Holdings Inc.	409,978	62,649
	Interpublic Group of Cos. Inc.	2,294,480	62,318
	Match Group Inc.	1,544,782	48,197
[1]	Paramount Global Class B	3,658,578	43,757
	Fox Corp. Class B	819,764	43,210
	News Corp. Class B	60,598	1,840
			26,920,156
Consumer Discretionary (10.3%)
*	Amazon.com Inc.	58,051,885	11,044,952
*	Tesla Inc.	17,223,386	4,463,613
	Home Depot Inc.	6,114,000	2,240,720
	McDonald's Corp.	4,410,673	1,377,762
	Booking Holdings Inc.	203,709	938,469
	TJX Cos. Inc.	6,919,255	842,765
	Lowe's Cos. Inc.	3,475,429	810,574
	Starbucks Corp.	6,991,310	685,777
*	O'Reilly Automotive Inc.	353,806	506,855
	NIKE Inc. Class B	7,270,527	461,533
*	Chipotle Mexican Grill Inc.	8,342,064	418,855
*	AutoZone Inc.	103,294	393,837
*	DoorDash Inc. Class A	2,088,120	381,646
	Hilton Worldwide Holdings Inc.	1,481,072	337,018
	Marriott International Inc. Class A	1,408,521	335,510
*	Airbnb Inc. Class A	2,664,382	318,287
	Royal Caribbean Cruises Ltd.	1,523,983	313,087
	General Motors Co.	6,124,108	288,017
	Yum! Brands Inc.	1,717,736	270,303
	Ross Stores Inc.	2,030,879	259,526
	Ford Motor Co.	23,958,615	240,305
	DR Horton Inc.	1,745,536	221,910
	Garmin Ltd.	945,494	205,295
	eBay Inc.	2,948,196	199,681
*	Lululemon Athletica Inc.	689,636	195,208
	Tractor Supply Co.	3,288,135	181,176
	Lennar Corp. Class A	1,437,219	164,964
	Darden Restaurants Inc.	721,083	149,812
*	NVR Inc.	18,404	133,326
	PulteGroup Inc.	1,246,144	128,103
	Expedia Group Inc.	758,551	127,512
*	Carnival Corp.	6,449,498	125,959
	Williams-Sonoma Inc.	757,721	119,796
*	Ulta Beauty Inc.	285,458	104,632

Vanguard® Institutional Index Fund
		Shares	Market Value ($000)
*	Deckers Outdoor Corp.	934,310	104,465
	Genuine Parts Co.	855,925	101,975
	Domino's Pizza Inc.	212,573	97,667
	Tapestry Inc.	1,274,387	89,729
	Best Buy Co. Inc.	1,195,757	88,020
*	Aptiv plc	1,412,432	84,040
	Las Vegas Sands Corp.	2,115,239	81,712
	Pool Corp.	234,285	74,585
*	CarMax Inc.	944,802	73,619
	LKQ Corp.	1,600,510	68,086
	Ralph Lauren Corp.	245,120	54,108
*	Norwegian Cruise Line Holdings Ltd.	2,706,312	51,312
	Hasbro Inc.	807,410	49,648
	Wynn Resorts Ltd.	551,463	46,047
*	MGM Resorts International	1,368,859	40,573
*	Mohawk Industries Inc.	322,590	36,833
*	Caesars Entertainment Inc.	1,308,562	32,714
			30,161,918
Consumer Staples (6.0%)
	Costco Wholesale Corp.	2,732,110	2,583,975
	Procter & Gamble Co.	14,431,877	2,459,481
	Walmart Inc.	26,699,586	2,343,957
	Coca-Cola Co.	23,829,905	1,706,698
	Philip Morris International Inc.	9,569,832	1,519,019
	PepsiCo Inc.	8,441,196	1,265,673
	Altria Group Inc.	10,431,230	626,082
	Mondelez International Inc. Class A	7,961,294	540,174
	Colgate-Palmolive Co.	4,994,840	468,017
	Target Corp.	2,820,239	294,320
	Kimberly-Clark Corp.	2,041,463	290,337
	Kenvue Inc.	11,801,157	282,992
	Kroger Co.	4,097,421	277,354
*	Monster Beverage Corp.	4,309,813	252,210
	Keurig Dr Pepper Inc.	7,348,657	251,471
	Sysco Corp.	3,011,223	225,962
	General Mills Inc.	3,392,614	202,844
	Constellation Brands Inc. Class A	956,545	175,545
	Church & Dwight Co. Inc.	1,514,002	166,677
	Kraft Heinz Co.	5,369,088	163,381
	Hershey Co.	909,319	155,521
	Archer-Daniels-Midland Co.	2,945,333	141,405
	Kellanova	1,654,815	136,506
	McCormick & Co. Inc.	1,554,354	127,939
	Dollar General Corp.	1,353,675	119,029
	Tyson Foods Inc. Class A	1,761,505	112,402
	Clorox Co.	758,221	111,648
	Estee Lauder Cos. Inc. Class A	1,439,916	95,034
*	Dollar Tree Inc.	1,244,211	93,403
	Conagra Brands Inc.	2,938,364	78,366
	J M Smucker Co.	655,094	77,570
	Molson Coors Beverage Co. Class B	1,059,882	64,515
	Bunge Global SA	821,661	62,791
	Hormel Foods Corp.	1,791,474	55,428
	Walgreens Boots Alliance Inc.	4,414,890	49,314
	Campbell's Co.	1,211,349	48,357
	Lamb Weston Holdings Inc.	876,827	46,735
	Brown-Forman Corp. Class B	1,121,189	38,053
			17,710,185
Energy (3.7%)
	Exxon Mobil Corp.	26,791,593	3,186,324
	Chevron Corp.	10,286,361	1,720,805
	ConocoPhillips	7,852,634	824,684
	Williams Cos. Inc.	7,502,652	448,358
	EOG Resources Inc.	3,461,732	443,932
	ONEOK Inc.	3,818,647	378,886
	Schlumberger NV	8,621,902	360,395
	Kinder Morgan Inc.	11,897,748	339,443
	Phillips 66	2,541,896	313,873
	Marathon Petroleum Corp.	1,944,943	283,359

Vanguard® Institutional Index Fund
		Shares	Market Value ($000)
	Hess Corp.	1,701,162	271,727
	Targa Resources Corp.	1,342,169	269,065
	Baker Hughes Co.	6,093,925	267,828
	Valero Energy Corp.	1,948,527	257,342
	Occidental Petroleum Corp.	4,158,368	205,257
	EQT Corp.	3,672,572	196,226
	Diamondback Energy Inc.	1,150,204	183,895
	Texas Pacific Land Corp.	115,954	153,638
	Devon Energy Corp.	4,043,193	151,215
	Expand Energy Corp.	1,294,432	144,096
	Halliburton Co.	5,343,091	135,554
	Coterra Energy Inc.	4,533,277	131,012
	APA Corp.	2,276,024	47,842
			10,714,756
Financials (14.7%)
*	Berkshire Hathaway Inc. Class B	11,281,363	6,008,228
	JPMorgan Chase & Co.	17,209,374	4,221,459
	Visa Inc. Class A	10,606,880	3,717,287
	Mastercard Inc. Class A	5,012,442	2,747,420
	Bank of America Corp.	40,753,309	1,700,636
	Wells Fargo & Co.	20,242,395	1,453,202
	Goldman Sachs Group Inc.	1,920,534	1,049,169
	Progressive Corp.	3,605,515	1,020,397
	S&P Global Inc.	1,938,749	985,078
	American Express Co.	3,415,910	919,051
	Morgan Stanley	7,615,843	888,540
	Blackrock Inc.	896,046	848,090
	Charles Schwab Corp.	10,488,442	821,035
	Citigroup Inc.	11,553,144	820,158
*	Fiserv Inc.	3,501,586	773,255
	Marsh & McLennan Cos. Inc.	3,022,765	737,645
	Chubb Ltd.	2,293,542	692,627
	Blackstone Inc.	4,504,852	629,688
	Intercontinental Exchange Inc.	3,536,287	610,009
	CME Group Inc.	2,217,874	588,380
	Arthur J Gallagher & Co.	1,565,500	540,473
	Aon plc Class A (XNYS)	1,331,065	531,215
	KKR & Co. Inc.	4,154,865	480,344
	Moody's Corp.	952,769	443,695
	PNC Financial Services Group Inc.	2,436,853	428,326
	Capital One Financial Corp.	2,346,243	420,681
	US Bancorp	9,601,285	405,366
*	PayPal Holdings Inc.	6,088,649	397,284
	Apollo Global Management Inc.	2,751,239	376,755
	Bank of New York Mellon Corp.	4,417,085	370,461
	Travelers Cos. Inc.	1,395,437	369,037
	Aflac Inc.	3,046,276	338,715
	Allstate Corp.	1,630,983	337,728
	Truist Financial Corp.	8,099,274	333,285
	American International Group Inc.	3,651,842	317,491
	Ameriprise Financial Inc.	592,103	286,643
	MetLife Inc.	3,563,200	286,089
	MSCI Inc.	477,937	270,273
	Discover Financial Services	1,544,878	263,711
	Fidelity National Information Services Inc.	3,260,189	243,471
	Prudential Financial Inc.	2,178,839	243,333
	Arch Capital Group Ltd.	2,307,298	221,916
	Hartford Insurance Group Inc.	1,770,130	219,018
	Willis Towers Watson plc	614,286	207,598
	Nasdaq Inc.	2,547,045	193,219
	M&T Bank Corp.	1,021,222	182,543
	Brown & Brown Inc.	1,460,720	181,714
	Fifth Third Bancorp	4,122,927	161,619
	State Street Corp.	1,775,474	158,958
	Raymond James Financial Inc.	1,135,107	157,678
*	Corpay Inc.	429,090	149,632
	Global Payments Inc.	1,524,148	149,245
	Cboe Global Markets Inc.	644,301	145,799
	Cincinnati Financial Corp.	962,614	142,197

Vanguard® Institutional Index Fund
		Shares	Market Value ($000)
	Huntington Bancshares Inc.	8,948,428	134,316
	W R Berkley Corp.	1,847,124	131,441
	Synchrony Financial	2,392,825	126,676
	T Rowe Price Group Inc.	1,370,314	125,891
	Regions Financial Corp.	5,595,081	121,581
	Northern Trust Corp.	1,206,210	118,993
	Citizens Financial Group Inc.	2,691,178	110,258
	Principal Financial Group Inc.	1,295,385	109,292
	FactSet Research Systems Inc.	234,110	106,436
	Loews Corp.	1,087,934	99,992
	KeyCorp.	6,132,882	98,065
	Everest Group Ltd.	264,575	96,128
	Jack Henry & Associates Inc.	448,737	81,939
	Globe Life Inc.	516,834	68,077
	Assurant Inc.	315,770	66,233
	Erie Indemnity Co. Class A	153,529	64,336
	MarketAxess Holdings Inc.	232,082	50,211
	Invesco Ltd.	2,756,533	41,817
	Franklin Resources Inc.	1,908,125	36,731
			42,975,279
Health Care (11.1%)
	Eli Lilly & Co.	4,849,565	4,005,304
	UnitedHealth Group Inc.	5,664,141	2,966,594
	Johnson & Johnson	14,818,394	2,457,482
	AbbVie Inc.	10,865,445	2,276,528
	Abbott Laboratories	10,675,111	1,416,053
	Merck & Co. Inc.	15,569,437	1,397,513
	Thermo Fisher Scientific Inc.	2,354,247	1,171,473
*	Intuitive Surgical Inc.	2,195,158	1,087,196
	Amgen Inc.	3,306,454	1,030,126
*	Boston Scientific Corp.	9,071,147	915,097
	Pfizer Inc.	34,879,316	883,842
	Gilead Sciences Inc.	7,670,629	859,494
	Danaher Corp.	3,939,124	807,520
	Stryker Corp.	2,113,693	786,822
*	Vertex Pharmaceuticals Inc.	1,580,530	766,273
	Bristol-Myers Squibb Co.	12,490,081	761,770
	Medtronic plc	7,892,117	709,186
	Elevance Health Inc.	1,427,424	620,872
	Cigna Group	1,685,094	554,396
	CVS Health Corp.	7,759,890	525,733
	McKesson Corp.	771,352	519,112
	Zoetis Inc.	2,756,136	453,798
	Regeneron Pharmaceuticals Inc.	647,567	410,706
	Becton Dickinson & Co.	1,767,262	404,809
	HCA Healthcare Inc.	1,100,502	380,278
	Cencora Inc.	1,062,236	295,397
*	Edwards Lifesciences Corp.	3,630,187	263,116
	GE HealthCare Technologies Inc.	2,814,657	227,171
*	IDEXX Laboratories Inc.	504,007	211,658
	Agilent Technologies Inc.	1,756,135	205,433
	Cardinal Health Inc.	1,486,805	204,837
	ResMed Inc.	903,949	202,349
	Humana Inc.	742,530	196,473
*	Centene Corp.	3,052,195	185,299
*	IQVIA Holdings Inc.	1,029,817	181,557
*	Dexcom Inc.	2,404,730	164,219
*	Mettler-Toledo International Inc.	128,753	152,046
	Zimmer Biomet Holdings Inc.	1,225,334	138,683
	STERIS plc	604,746	137,066
*	Waters Corp.	365,491	134,709
*	Biogen Inc.	901,089	123,305
	Labcorp Holdings Inc.	513,305	119,467
	Quest Diagnostics Inc.	683,208	115,599
*	Insulet Corp.	431,760	113,384
*	Molina Healthcare Inc.	341,601	112,520
	Baxter International Inc.	3,142,771	107,577
*	Cooper Cos. Inc.	1,228,537	103,627
	West Pharmaceutical Services Inc.	445,785	99,802

Vanguard® Institutional Index Fund
		Shares	Market Value ($000)
*	Hologic Inc.	1,381,313	85,324
	Revvity Inc.	749,335	79,280
*	Align Technology Inc.	431,999	68,627
	Universal Health Services Inc. Class B	361,412	67,909
*	Solventum Corp.	850,698	64,687
	Viatris Inc.	7,347,251	63,995
*	Incyte Corp.	985,281	59,659
*	Moderna Inc.	2,084,480	59,095
	Bio-Techne Corp.	970,492	56,900
*	Henry Schein Inc.	767,807	52,587
*	Charles River Laboratories International Inc.	314,565	47,348
*	DaVita Inc.	270,848	41,432
			32,710,114
Industrials (8.4%)
	General Electric Co.	6,605,881	1,322,167
	RTX Corp.	8,198,791	1,086,012
	Caterpillar Inc.	2,941,550	970,123
*	Uber Technologies Inc.	12,857,452	936,794
	Union Pacific Corp.	3,719,263	878,639
	Honeywell International Inc.	4,002,132	847,451
*	Boeing Co.	4,616,562	787,355
	Automatic Data Processing Inc.	2,504,259	765,126
	Deere & Co.	1,558,904	731,672
	Eaton Corp. plc	2,432,369	661,191
	Lockheed Martin Corp.	1,289,361	575,970
	Waste Management Inc.	2,248,000	520,435
	GE Vernova Inc.	1,698,111	518,399
	United Parcel Service Inc. Class B (XNYS)	4,501,726	495,145
	3M Co.	3,341,408	490,719
	Parker-Hannifin Corp.	792,521	481,734
	TransDigm Group Inc.	345,197	477,508
	Trane Technologies plc	1,380,458	465,104
	Cintas Corp.	2,111,205	433,916
	Northrop Grumman Corp.	837,467	428,792
	General Dynamics Corp.	1,561,767	425,706
	Illinois Tool Works Inc.	1,643,746	407,665
	Emerson Electric Co.	3,470,639	380,521
	CSX Corp.	11,869,522	349,320
	FedEx Corp.	1,363,909	332,494
	Norfolk Southern Corp.	1,393,694	330,096
	Johnson Controls International plc	4,063,021	325,489
	Howmet Aerospace Inc.	2,492,881	323,401
	Carrier Global Corp.	4,970,312	315,118
	PACCAR Inc.	3,227,514	314,263
*	Copart Inc.	5,396,857	305,408
	Paychex Inc.	1,972,435	304,307
	Republic Services Inc.	1,249,340	302,540
	Fastenal Co.	3,529,169	273,687
	WW Grainger Inc.	272,756	269,437
	Cummins Inc.	846,151	265,218
	Verisk Analytics Inc.	869,172	258,683
	United Rentals Inc.	401,958	251,907
	Otis Worldwide Corp.	2,440,399	251,849
	AMETEK Inc.	1,423,617	245,061
	L3Harris Technologies Inc.	1,159,029	242,596
*	Axon Enterprise Inc.	445,872	234,506
	Quanta Services Inc.	908,513	230,926
	Ingersoll Rand Inc. (XYNS)	2,479,734	198,453
	Old Dominion Freight Line Inc.	1,156,422	191,330
	Westinghouse Air Brake Technologies Corp.	1,051,556	190,700
	Equifax Inc.	763,251	185,897
	Rockwell Automation Inc.	695,934	179,815
	Xylem Inc.	1,495,298	178,628
	Broadridge Financial Solutions Inc.	720,319	174,649
	Delta Air Lines Inc.	3,949,293	172,189
	Fortive Corp.	2,100,120	153,687
	Dover Corp.	844,598	148,379
	Veralto Corp.	1,522,220	148,340
*	United Airlines Holdings Inc.	2,024,210	139,772

Vanguard® Institutional Index Fund
		Shares	Market Value ($000)
	Southwest Airlines Co.	3,647,934	122,498
	Lennox International Inc.	197,094	110,536
	Hubbell Inc.	330,355	109,318
	Leidos Holdings Inc.	807,424	108,954
	Snap-on Inc.	322,508	108,688
	Expeditors International of Washington Inc.	861,884	103,642
	Rollins Inc.	1,728,708	93,402
	Jacobs Solutions Inc.	754,482	91,209
	Masco Corp.	1,304,913	90,744
	Pentair plc	1,017,144	88,980
*	Builders FirstSource Inc.	708,406	88,508
	IDEX Corp.	466,154	84,360
	Textron Inc.	1,124,049	81,213
	CH Robinson Worldwide Inc.	728,553	74,604
	Stanley Black & Decker Inc.	948,921	72,953
	JB Hunt Transport Services Inc.	489,114	72,364
	Allegion plc	535,124	69,812
	Nordson Corp.	333,893	67,353
	Paycom Software Inc.	289,878	63,333
*	Dayforce Inc.	974,594	56,848
	Huntington Ingalls Industries Inc.	240,692	49,111
	A O Smith Corp.	726,012	47,452
*	Generac Holdings Inc.	366,948	46,474
			24,778,645
Information Technology (29.6%)
	Apple Inc.	92,457,663	20,537,621
	Microsoft Corp.	45,754,576	17,175,810
	NVIDIA Corp.	150,730,804	16,336,205
	Broadcom Inc.	28,849,684	4,830,303
	Salesforce Inc.	5,890,144	1,580,679
	Cisco Systems Inc.	24,512,717	1,512,680
	International Business Machines Corp.	5,690,955	1,415,113
	Oracle Corp.	9,984,514	1,395,935
	Accenture plc Class A	3,849,673	1,201,252
*	Palantir Technologies Inc. Class A	12,616,189	1,064,806
	Intuit Inc.	1,722,834	1,057,803
	QUALCOMM Inc.	6,807,166	1,045,649
*	Adobe Inc.	2,679,240	1,027,569
*	Advanced Micro Devices Inc.	9,973,729	1,024,701
*	ServiceNow Inc.	1,267,893	1,009,420
	Texas Instruments Inc.	5,602,851	1,006,832
	Applied Materials Inc.	5,002,013	725,892
*	Palo Alto Networks Inc.	4,075,126	695,379
	Analog Devices Inc.	3,053,410	615,781
	Intel Corp.	26,650,337	605,229
	Micron Technology Inc.	6,857,515	595,849
	Lam Research Corp.	7,900,685	574,380
	KLA Corp.	817,895	556,005
*	Crowdstrike Holdings Inc. Class A	1,516,010	534,515
*	Arista Networks Inc.	6,357,979	492,616
	Amphenol Corp. Class A	7,453,979	488,906
	Motorola Solutions Inc.	1,028,580	450,323
*	Cadence Design Systems Inc.	1,688,057	429,324
*	Synopsys Inc.	951,417	408,015
	Roper Technologies Inc.	659,983	389,113
*	Fortinet Inc.	3,915,436	376,900
*	Autodesk Inc.	1,323,318	346,445
*	Workday Inc. Class A	1,317,147	307,593
	NXP Semiconductors NV	1,564,270	297,305
*	Fair Isaac Corp.	150,290	277,159
	TE Connectivity plc	1,836,263	259,501
	Cognizant Technology Solutions Corp. Class A	3,044,257	232,886
	Corning Inc.	4,744,665	217,211
*	Gartner Inc.	472,821	198,462
	Dell Technologies Inc. Class C	1,920,058	175,013
	Monolithic Power Systems Inc.	294,345	170,714
*	ANSYS Inc.	538,278	170,397
	Microchip Technology Inc.	3,309,952	160,235
	HP Inc.	5,771,681	159,818

Vanguard® Institutional Index Fund
		Shares	Market Value ($000)
*	Keysight Technologies Inc.	1,064,254	159,393
*	GoDaddy Inc. Class A	869,123	156,564
*	Tyler Technologies Inc.	263,425	153,153
*	Teledyne Technologies Inc.	286,822	142,754
	CDW Corp.	820,236	131,451
*	VeriSign Inc.	500,751	127,126
	Hewlett Packard Enterprise Co.	8,083,828	124,733
*	PTC Inc.	740,673	114,767
	Seagate Technology Holdings plc	1,303,055	110,694
	NetApp Inc.	1,251,328	109,917
*,1	Super Micro Computer Inc. (XNGS)	3,099,500	106,127
*	ON Semiconductor Corp.	2,593,841	105,543
*	Trimble Inc.	1,513,039	99,331
*	F5 Inc.	354,883	94,495
	Jabil Inc.	674,240	91,744
*	Zebra Technologies Corp. Class A	316,262	89,363
	Gen Digital Inc. (XNGS)	3,338,439	88,602
*	Western Digital Corp.	2,140,723	86,549
*	First Solar Inc.	658,926	83,308
	Teradyne Inc.	1,002,474	82,804
*	Akamai Technologies Inc.	924,758	74,443
	Juniper Networks Inc.	2,037,957	73,754
	Skyworks Solutions Inc.	989,414	63,946
*	EPAM Systems Inc.	349,139	58,949
*	Enphase Energy Inc.	815,359	50,593
			86,713,447
Materials (2.0%)
	Linde plc	2,930,624	1,364,616
	Sherwin-Williams Co.	1,426,097	497,979
	Air Products & Chemicals Inc.	1,369,275	403,827
	Ecolab Inc.	1,551,087	393,232
	Newmont Corp. (XNYS)	7,006,700	338,283
	Freeport-McMoRan Inc.	8,844,671	334,859
	Corteva Inc.	4,219,478	265,532
	DuPont de Nemours Inc.	2,573,114	192,160
	Vulcan Materials Co.	812,870	189,643
	Martin Marietta Materials Inc.	376,205	179,875
	Nucor Corp.	1,445,149	173,909
	International Paper Co.	3,245,172	173,130
	PPG Industries Inc.	1,427,961	156,148
[1]	Dow Inc.	4,331,807	151,267
	Smurfit WestRock plc	3,043,109	137,122
	International Flavors & Fragrances Inc.	1,573,714	122,136
	LyondellBasell Industries NV Class A	1,595,218	112,303
	Steel Dynamics Inc.	871,613	109,021
	Packaging Corp. of America	548,883	108,690
	Ball Corp.	1,836,962	95,651
	Avery Dennison Corp.	494,646	88,032
[1]	Amcor plc	8,896,528	86,296
	CF Industries Holdings Inc.	1,071,098	83,706
	Eastman Chemical Co.	709,028	62,472
	Mosaic Co.	1,955,279	52,812
	Albemarle Corp.	723,479	52,105
			5,924,806
Real Estate (2.3%)
	Prologis Inc.	5,704,649	637,723
	American Tower Corp.	2,876,011	625,820
	Welltower Inc.	3,749,712	574,493
	Equinix Inc.	599,068	488,450
	Simon Property Group Inc.	1,887,646	313,500
	Realty Income Corp.	5,386,633	312,479
	Public Storage	969,974	290,303
	Digital Realty Trust Inc.	1,947,659	279,080
	Crown Castle Inc.	2,674,809	278,795
*	CBRE Group Inc. Class A	1,819,312	237,930
	VICI Properties Inc.	6,488,189	211,645
*	CoStar Group Inc.	2,593,953	205,519
	Extra Space Storage Inc.	1,304,761	193,744
	AvalonBay Communities Inc.	874,446	187,674

Vanguard® Institutional Index Fund
		Shares	Market Value ($000)
	Ventas Inc.	2,690,469	184,997
	Iron Mountain Inc.	1,807,969	155,558
	Equity Residential	2,103,376	150,560
	SBA Communications Corp.	661,814	145,606
	Weyerhaeuser Co.	4,465,987	130,764
	Invitation Homes Inc.	3,506,816	122,213
	Essex Property Trust Inc.	395,625	121,287
	Mid-America Apartment Communities Inc.	719,642	120,598
	Kimco Realty Corp.	4,183,546	88,858
	Alexandria Real Estate Equities Inc.	948,402	87,737
	Healthpeak Properties Inc.	4,306,988	87,087
	UDR Inc.	1,851,701	83,641
	Camden Property Trust	656,826	80,330
	Regency Centers Corp.	1,005,037	74,131
	Host Hotels & Resorts Inc.	4,302,568	61,139
	BXP Inc.	895,937	60,198
	Federal Realty Investment Trust	472,700	46,239
			6,638,098
Utilities (2.5%)
	NextEra Energy Inc.	12,656,605	897,227
	Southern Co.	6,743,347	620,051
	Duke Energy Corp.	4,775,845	582,510
	Constellation Energy Corp.	1,925,469	388,232
	American Electric Power Co. Inc.	3,281,653	358,586
	Dominion Energy Inc.	5,169,796	289,870
	Exelon Corp.	6,186,549	285,076
	Sempra	3,898,549	278,200
	Public Service Enterprise Group Inc.	3,066,517	252,374
	Xcel Energy Inc.	3,534,229	250,188
	Vistra Corp.	2,094,074	245,928
	Consolidated Edison Inc.	2,132,251	235,806
	PG&E Corp.	13,501,301	231,952
	Entergy Corp.	2,639,228	225,628
	WEC Energy Group Inc.	1,955,122	213,069
	American Water Works Co. Inc.	1,199,420	176,938
	DTE Energy Co.	1,275,530	176,368
	Ameren Corp.	1,661,134	166,778
	PPL Corp.	4,544,162	164,090
	Atmos Energy Corp.	976,872	151,005
	CenterPoint Energy Inc.	4,011,361	145,332
	Edison International	2,382,884	140,400
	Eversource Energy	2,257,420	140,208
	CMS Energy Corp.	1,839,364	138,155
	FirstEnergy Corp.	3,156,917	127,603
	NRG Energy Inc.	1,246,820	119,021
	NiSource Inc.	2,893,251	115,990
	Alliant Energy Corp.	1,579,673	101,652
	Evergy Inc.	1,415,911	97,627
	Pinnacle West Capital Corp.	699,587	66,636
	AES Corp.	4,376,637	54,358
			7,436,858
Total Common Stocks (Cost $86,933,365)			292,684,262
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.342% (Cost $359,090)	3,591,296	359,093
Total Investments (99.9%) (Cost $87,292,455)			293,043,355
Other Assets and Liabilities—Net (0.1%)			236,377
Net Assets (100%)			293,279,732
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,603.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,741 was received for securities on loan.

Vanguard® Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	1,830	517,272	(3,300)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.